As filed with the Securities and Exchange Commission on June 21, 2012

Securities Act File No. 333-173233

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __      ☐
Post-Effective Amendment No. 2      ☒
(Check appropriate box or boxes)

BLACKROCK FUNDSSM
(Exact Name of Registrant as Specified in the Charter)

100 Bellevue Parkway
Wilmington, Delaware 19809
(Address of Principal Executive Offices)

Telephone Number: (800) 441-7762
(Area Code and Telephone Number)

John Perlowski
President and Chief Executive Officer
55 East 52nd Street, New York, New York 10055
(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq.	Ben Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

Title of securities being registered: Shares of beneficial interest, par value $0.001 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

Part A—Combined Prospectus/Proxy Statement and Part B—Statement of Additional Information are incorporated by reference to the Registrant’s filing pursuant to 497(b) on May 19, 2011.

PART C
OTHER INFORMATION

Item 15. Indemnification

Indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 9 of the Distribution Agreement incorporated herein by reference to Exhibit 5(a) of the Registrant’s Registration Statement filed on Form N-1A on January 28, 2011 (the “Registrant’s Registration Statement”). Indemnification of Registrant’s Custodian, Transfer Agent and Administrators is provided for, respectively, in Section 12 of the Custodian Agreement incorporated herein by reference to Exhibit 7(a) of the Registrant’s Registration Statement, Section 12 of the Transfer Agency Agreement incorporated herein by reference to Exhibit 8(c) of the Registrant’s Registration Statement and Section 9 of the Administration Agreement incorporated herein by reference to Exhibit 8(k) of the Registrant’s Registration Statement. Registrant intends to obtain from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In addition, Section 9.3 of the Registrant’s Declaration of Trust incorporated herein by reference to Exhibit 1(a) of the Registrant’s Registration Statement provides as follows:

     “Indemnification of Trustees, Officers, Representatives and Employees. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

     The Trustee shall indemnify officers, representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

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Section 9.6 of the Registrant’s Declaration of Trust, incorporated herein by reference to Exhibit 1(a) of the Registrant’s Registration Statement, also provides for the indemnification of shareholders of the Registrant. Section 9.6 states as follows:

     “Indemnification of Shareholders. In case any shareholder or former shareholder shall be held to be personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the classes of shares with the same alphabetical designation as that of the shares owned by such shareholder to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the shareholder, assume the defense of any claim made against any shareholder for any act or obligations of the Trust and satisfy any judgment thereon from such assets.”

Item 16. Exhibits

(1) Articles of Incorporation

     (a) Declaration of Trust of the Registrant dated December 22, 1988 is incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File No. 33-26305) (the “Registration Statement”) filed on January 27, 1998.

     (b) Amendment No. 1 to Declaration of Trust dated May 4, 1989 is incorporated herein by reference to Exhibit (1)(b) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on January 27, 1998.

     (c) Amendment No. 2 to the Declaration of Trust dated December 23, 1993 is incorporated herein by reference to Exhibit (1)(c) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on January 27, 1998.

     (d) Amendment No. 3 to the Declaration of Trust dated January 5, 1996 is incorporated herein by reference to Exhibit 1(d) of Post-Effective Amendment No. 23 to Registrant’s Registration Statement filed on October 18, 1996.

     (e) Amendment No. 4 to the Declaration of Trust dated December 23, 1997 is incorporated herein by reference to Exhibit (1)(e) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on January 27, 1998.

     (f) Certification of Classification of Shares dated September 15, 2008 is incorporated by reference to Exhibit 1(g) of Post-Effective Amendment No. 116 to Registrant’s Registration Statement filed on November 24, 2009.

     (g) Certification of Classification of Shares dated March 10, 2009 is incorporated herein by reference to Exhibit 1(f) of Post-Effective Amendment No. 116 to Registrant’s Registration Statement filed on November 24, 2009.

     (h) Certification of Classification of Shares dated May 21, 2010 is incorporated herein by reference to Exhibit 1(h) of Post-Effective Amendment No. 134 to Registrant’s Registration Statement filed on May 25, 2010.

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(2) By-laws

     (a) Amended and Restated Code of Regulations of the Registrant, effective December 2008 is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 116 to Registrant’s Registration Statement filed on November 24, 2009.

(3) Voting trust agreements

     (a) None

(4) Plan of Reorganization

     (a) Form of Agreement and Plan of Reorganization is included in Appendix II to the Combined Proxy Statement/Prospectus.

(5) Instruments Defining Rights of Security Holders

     (a) Sections V, VIII and IX of Registrant’s Declaration of Trust dated December 22, 1988 are incorporated herein by reference to Exhibit (1)(a) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on January 27, 1998; Article II of Registrant’s Code of Regulations is incorporated herein by reference to Exhibit 2(a).

(6) Investment Advisory Contracts.

     (a) Form of Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC relating to existing Portfolios except Index Equity Portfolio is incorporated herein by reference to Exhibit 4(a) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement filed on October 13, 2006.

     (b) Form of Addendum No. 2 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 4(c) of Post-Effective Amendment No. 110 to Registrant’s Registration Statement filed on September 24, 2008.

     (c) Form of Addendum No. 3 to Investment Advisory Agreement between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 4(c) of Post-Effective Amendment No. 134 to Registrant’s Registration Statement filed on May 25, 2010.

     (d) Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Institutional Management Corporation with respect to the Money Market Portfolios is incorporated herein by reference to Exhibit 4(d) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement filed on October 13, 2006.

     (e) Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock International, Ltd. with respect to the International Opportunities Portfolio is incorporated herein by reference to Exhibit 4(e) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement filed on October 13, 2006.

     (f) Form of Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Financial Management, Inc. with respect to the Asset Allocation and BlackRock Global Opportunities Portfolios is incorporated herein by reference to Exhibit 4(f) of Post-Effective Amendment No. 100 to Registrant’s Registration Statement filed on October 13, 2006.

     (g) Form of Sub-Advisory Agreement between Registrant and BlackRock Financial Management, Inc. with respect to International Diversification Fund is incorporated herein by reference to Exhibit 4(d) of Post- Effective Amendment No. 110 to Registrant’s Registration Statement filed on September 24, 2008.

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     (h) Form of Sub-Advisory Agreement between Registrant and BlackRock International Limited with respect to BlackRock World Gold Fund is incorporated by reference to Exhibit 4(h) of Post-Effective Amendment No. 144 to Registrant’s Registration BlackRock Statement filed on January 28, 2011.

(7) Underwriting Contracts

     (a) Form of Distribution Agreement between Registrant and BlackRock Investments, LLC (formerly BlackRock Investments, Inc.) is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 111 to Registrant’s Registration Statement filed on January 28, 2009.

     (b) Form of Cooperation Agreement among the Registrant, on behalf of All-Cap Energy & Resources Portfolio, BlackRock Advisors, LLC. and UBS AG is incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 116 to Registrant’s Registration Statement filed on November 24, 2009.

(8) Bonus or Profit Sharing Contracts

     (a) None

(9) Custodian Agreements

     (a) Amended and Restated Custodian Agreement dated February 10, 2004 between BlackRock Funds and PFPC Trust Company is incorporated herein by reference to Exhibit 7(a) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement filed on November 3, 2004.

     (b) Reserved

     (c) Reserved

     (d) Reserved

     (e) Sub-Custodian Agreement dated April 27, 1992 among the Registrant, PNC Bank, National Association and The Chase Manhattan Bank is incorporated herein by reference to Exhibit(8)(e) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on February 13, 1998 (f) Global Custody Agreement between Barclays Bank PLC and PNC Bank, National Association dated October 28, 1992 is incorporated herein by reference to Exhibit(8)

     (f) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on January 27, 1998.

     (g) Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 7(a) of Post-Effective Amendment No. 110 to Registrant’s Registration Statement filed on September 24, 2008.

     (h) Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated June 13, 1983 is incorporated herein by reference to Exhibit(8)(g) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on February 13, 1998.

     (i) Amendment No. 1 to Custodian Agreement between State Street Bank and Trust Company and PNC Bank, National Association dated November 21, 1989 is incorporated herein by reference to Exhibit(8)(h) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on February 13, 1998.

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     (j) Subcustodial Services Agreement dated January 10, 1996 between PNC Bank, National Association and Citibank, N.A. is incorporated herein by reference to Exhibit 8(j) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement filed on January 28, 1997.

(10) Rule 12b-1 Plan

     (a) Form of Distribution and Service Plan for Institutional, Service, Investor A, Investor B, Investor C, Hilliard Lyons, R and BlackRock Shares is incorporated herein by reference to Exhibit 13(a) to Post- Effective Amendment 111 to the Registrant’s Registration Statement filed on January 28, 2009.

(11) Legal Opinions

     (a) Opinion and consent of Bingham McCutchen LLP as to the legality of the securities being registered is filed incorporated by reference to Exhibit 11(a) to the Registration Statement on Form N-14 (File No. 333-173233) filed on April 1, 2011.

(12) Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement is filed herewith.

(13) Other Material Contracts

     (a) Amended and Restated Administration Agreement dated February 10, 2004 among Registrant, BlackRock Advisors, LLC and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement filed on November 3, 2004.

     (b) Amended and Restated Transfer Agency Agreement dated February 10, 2004 between Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement filed on November 3, 2004.

     (c) Exhibit C to Amended and Restated Transfer Agency Agreement dated February 10, 2004 between Registrant and PNC Global Investment Servicing (U.S.) Inc. (formerly PFPC Inc.) is incorporated herein by reference to Exhibit 8(h) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement filed on November 3, 2004.

     (d) Share Acquisition Agreement dated April 29, 1998 by and among Registrant and PNC Bank, National Association and PNC Bank, Delaware, respectively, each as trustee for certain of the common trust funds listed therein is incorporated herein by reference to Exhibit 9(l) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement filed on April 29, 1998.

     (e) Form of Expense Limitation Agreement by and between Registrant and BlackRock Advisors, LLC is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A of BlackRock Funds II (File Nos. 333-142592; 811-22061), filed on October 29, 2009.

(f) Form of Amended and Restated Securities Lending Agreement between the Registrant and BlackRock Investment Management, LLC is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of BlackRock Variable Series Funds, Inc. (File No. 002-74452), filed on April 15, 2011.

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(14) Consents

     (a) Consent of Deloitte & Touche LLP, independent registered public accounting firm for the BlackRock Global Growth Fund, Inc. is incorporated by reference to Exhibit 14(a) of the Registration Statement on Form N-14 (File No. 333-173233), filed April 1, 2011.

     (b) Consent of Deloitte & Touche LLP, independent registered public accounting firm for the BlackRock Global Opportunities Portfolio is is incorporated by reference to Exhibit 14(b) of the Registration Statement on Form N-14 (File No. 333-173233), filed April 1, 2011.

(15) Omitted Financial Statements

     (a) None

(16) Power of Attorney

     (a) Power of Attorney is included on the signature page of the Registrant’s Registration Statement on Form N-14 (File No. 333-173233), filed on April 1, 2011.

(17)(a) Form of Proxy Card is incorporated by reference to Exhibit 17(a) to the Registration Statement on Form N-14 (File No. 333-173233) filed on April 1, 2011.

     (b) Prospectus and Statement of Additional Information of the BlackRock Global Growth Fund, Inc., each dated December 28, 2010 (incorporated by reference to Post-Effective Amendment No. 19 to the Registration on Form N-1A (File No. 333-328999), filed on December 22, 2010).

     (c) Prospectus and Statement of Additional Information of the BlackRock Global Opportunities Portfolio, each dated January 28, 2011, as amended May 13, 2011 (incorporated by reference to Post-Effective Amendment No. 145 to the Registration of BlackRock Funds on Form N-1A (File No. 33-26305, filed on January 28, 2011, as amended May 13, 2011).

     (d) Prospectus of the BlackRock Global Opportunities Portfolio, dated January 28, 2011 (incorporated by reference to Post-Effective Amendment No. 146 to the Registration of BlackRock Funds on Form N-1A (File No. 33-26305, filed on January 28, 2011).

     (e) Annual Report to Shareholders of the BlackRock Global Growth Fund, Inc. for the year ended August 31, 2010 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on November 8, 2010).

     (f) Annual Report to Shareholders of the BlackRock Global Opportunities Portfolio for the year ended September 30, 2010 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on December 7, 2010).

     (g) Semi-Annual Report to Shareholders of the BlackRock Global Growth Fund, Inc. for the fiscal period ended February 28, 2011 (incorporated by reference to the Certified Shareholder Report on Form N-CSR of the Registrant, filed on May 6, 2011).

Item 17. Undertakings

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

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     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 21st day of June 2012.

BLACKROCK FUNDSSM
(Registrant)

By:	/s/ John Perlowski

(John Perlowski,
President and Chief Executive Officer)

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ John Perlowski	President and Chief Executive Officer	June 21, 2012
(John Perlowski)	(Principal Executive Officer)

/s/ Neal J. Andrews	Chief Financial Officer (Principal Financial	June 21, 2012
(Neal J. Andrews)	and Accounting Officer)

/s/ Paul L. Audet	Trustee	June 21, 2012
(Paul L. Audet)

David O. Beim*	Trustee
(David O. Beim)

Ronald W. Forbes*	Trustee
(Ronald W. Forbes)

Dr. Matina S. Horner*	Trustee
(Dr. Matina S. Horner)

Rodney D. Johnson*	Trustee
(Rodney D. Johnson)

Herbert I. London*	Trustee
(Herbert I. London)

Cynthia A. Montgomery*	Trustee
(Cynthia A. Montgomery)

Joseph P. Platt*	Trustee
(Joseph P. Platt)

Robert C. Robb Jr.*	Trustee
(Robert C. Robb Jr.)

Toby Rosenblatt*	Trustee
(Toby Rosenblatt)

Kenneth L. Urish*	Trustee
(Kenneth L. Urish)

Frederick W. Winter*	Trustee
(Frederick W. Winter)

Henry Gabbay*	Trustee
(Henry Gabbay)

*By: /s/ Ben Archibald		June 21, 2012
Ben Archibald (Attorney-in-Fact)

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EXHIBIT INDEX

Exhibit No.	Description

12	—	Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders.